SHAREHOLDERS' EQUITY - Stock Option Assumptions (Details) - € / shares	1 Months Ended						12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Sep. 30, 2023	Aug. 31, 2023	May 31, 2023	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted-average fair value of options granted during the year							€ 4.95	€ 4.33	€ 2.37
December 2023 grant
Weighted-average expected life (years) (Year)	5 years 9 months 14 days
Expected volatility rates(1)	63.29%
Expected dividend yield	0.00%
Risk-free interest rate	4.16%
Weighted-average exercise price (in EUR per share)	€ 4.98						€ 4.98
Weighted-average fair value of options granted during the year	€ 3.03
November 2023 grant
Weighted-average expected life (years) (Year)		5 years 9 months 14 days
Expected volatility rates(1)		61.09%
Expected dividend yield		0.00%
Risk-free interest rate		4.55%
Weighted-average exercise price (in EUR per share)		€ 6.64
Weighted-average fair value of options granted during the year		€ 4.05
September 2023 grant
Weighted-average expected life (years) (Year)			5 years 9 months 14 days
Expected volatility rates(1)			60.90%
Expected dividend yield			0.00%
Risk-free interest rate			4.55%
Weighted-average exercise price (in EUR per share)			€ 6.08
Weighted-average fair value of options granted during the year			€ 3.70
August 2023 grant
Weighted-average expected life (years) (Year)				5 years 9 months 14 days
Expected volatility rates(1)				60.60%
Expected dividend yield				0.00%
Risk-free interest rate				4.35%
Weighted-average exercise price (in EUR per share)				€ 7.53
Weighted-average fair value of options granted during the year				€ 4.37
May 2023 Grant I
Weighted-average expected life (years) (Year)					5 years 9 months 14 days
Expected volatility rates(1)					60.80%
Expected dividend yield					0.00%
Risk-free interest rate					3.77%
Weighted-average exercise price (in EUR per share)					€ 9.32
Weighted-average fair value of options granted during the year					€ 5.40
May 2023 Grant II
Weighted-average expected life (years) (Year)					5 years 9 months 14 days
Expected volatility rates(1)					60.90%
Expected dividend yield					0.00%
Risk-free interest rate					3.47%
Weighted-average exercise price (in EUR per share)					€ 10.10
Weighted-average fair value of options granted during the year					€ 5.92
April 2023 grant
Weighted-average expected life (years) (Year)						5 years 9 months 14 days
Expected volatility rates(1)						61.00%
Expected dividend yield						0.00%
Risk-free interest rate						3.39%
Weighted-average exercise price (in EUR per share)						€ 9.96
Weighted-average fair value of options granted during the year						€ 5.49